Summary of Significant Accounting Policies - Schedule of Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Summary Of Significant Accounting Policies [Abstract]
Equity method investments	¥ 129,622		¥ 96,622
Non-marketable equity investments	820,893		856,211
Investments	¥ 950,515	$ 145,673	¥ 952,833